Income taxes	12 Months Ended
Mar. 28, 2021
Income Taxes [Abstract]
Income taxes	Income taxes
The components of the provision for income tax are as follows:

	Year ended
	March 28, 2021	March 29, 2020	March 31, 2019
	$	$	$
Current income tax expense
Current period	18.5	39.2	45.1
Adjustment in respect of prior periods	2.4	(0.3)	—
	20.9	38.9	45.1
Deferred income tax (recovery) expense
Origination and reversal of temporary differences	(3.3)	(29.4)	(5.7)
Effect of change in income tax rates	(0.1)	2.5	(0.4)
Adjustment in respect of prior periods	(1.7)	—	(0.1)
	(5.1)	(26.9)	(6.2)
Income tax expense	15.8	12.0	38.9
The effective income tax rates differ from the weighted average basic Canadian federal and provincial statutory income tax rates for the following reasons:

	Year ended
	March 28, 2021	March 29, 2020	March 31, 2019
	$	$	$
Income before income taxes	86.0	163.7	182.5
	25.42%	25.47%	25.43%
Income tax at expected statutory rate	21.9	41.7	46.4
Non-deductible (taxable) items	0.1	0.4	0.2
Non-deductible stock option expense	2.2	1.8	0.9
Effect of foreign tax rates	(8.9)	(11.8)	(9.4)
Non-deductible (taxable) foreign exchange loss	0.3	0.9	0.7
Change in tax law related to Swiss tax reform	—	(23.1)	—
Change in tax rates	(0.1)	2.5	—
Other items	0.3	(0.4)	0.1
Income tax expense	15.8	12.0	38.9
The change in the year in the components of deferred tax assets and liabilities are as follows:

		Change in the year affecting
	March 29, 2020	Net income	Foreign exchange translation	Retained earnings	Other comprehensive income	March 28, 2021
	$	$	$	$	$	$
Losses carried forward	3.6	5.8	(0.1)	—	—	9.3
Employee future benefits	0.3	—	—	—	(0.1)	0.2
Other liabilities	3.4	0.1	—	0.2	—	3.7
Inventory capitalization	3.8	—	(0.5)	—	—	3.3
Capital lease	4.9	1.0	(0.3)	—	—	5.6
Tax relief from Swiss tax reform	23.1	(1.4)	(1.4)	—	—	20.3
Unrealized profit in inventory	17.0	(0.9)	(1.0)	—	—	15.1
Provisions and other temporary differences	5.0	1.8	—	—	—	6.8
Unrealized foreign exchange	2.4	(1.5)	—	—	(0.9)	—
Total deferred tax asset	63.5	4.9	(3.3)	0.2	(1.0)	64.3
Unrealized foreign exchange	—	1.0	—	—	(2.3)	(1.3)
Intangible assets	(6.2)	(20.7)	0.3	—	—	(26.6)
Property, plant and equipment	(31.6)	20.0	0.5	—	—	(11.1)
Total deferred tax liabilities	(37.8)	0.3	0.8	—	(2.3)	(39.0)
Net deferred tax liabilities	25.7	5.2	(2.5)	0.2	(3.3)	25.3
The change in deferred tax assets and liabilities as presented in the statement of financial position are as follows:

		Changes in the year affecting
	March 29, 2020	Adjustments	Net income	Foreign exchange translation	Retained earnings	Other comprehensive income	March 28, 2021
	$	$	$	$	$	$	$
Deferred tax assets	40.8	4.7	4.0	(2.7)	—	0.1	46.9
Deferred tax liabilities	(15.1)	(4.7)	1.2	0.2	0.2	(3.4)	(21.6)
	25.7	—	5.2	(2.5)	0.2	(3.3)	25.3
Available deferred income tax assets in the amount of $24.7m was not recognized as it is not probable that future taxable income will be available to the Company to utilize the benefits.
The corporate entities within Canada Goose have the following tax-loss carry-forwards that are expected to expire in the following years, if not utilized.

$
2038 and prior	1.4
2039	2.8
2040	8.7
2041	8.8
2042 and thereafter	14.3
36.0
The Company does not recognize tax on unremitted earnings from foreign subsidiaries as it is management’s intent to reinvest these earnings indefinitely. Unremitted earnings from foreign subsidiaries were $213.1m as at March 28, 2021 (March 29, 2020 - $222.1m, March 31, 2019 - $119.1m).
As at March 28, 2021, in addition to the amount charged to profit or loss and other comprehensive income, no tax recovery (March 29, 2020 - less than $0.1m, March 31, 2019 - $2.8m) was recognized directly in equity related to excess tax deductions on share-based payments for stock options exercised. Tax expense of $0.2m was recognized directly in equity related to excess tax additions on issuance of RSU.